Related Party Transactions (Details) - Schedule of share options of the company - Directors [Member] - shares	12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	153,642,720		13,250,000		13,250,000
Granted as Remuneration	5,000,000		140,392,720
Options Exercised
Options Expired	(4,500,000)
Options Forfeited	(14,000,000)
Net Change Other
Options Vested During the year			49,000,000
Ending of the year	140,142,720		153,642,720		13,250,000
Total Vested and Exercisable	43,750,000		62,250,000		13,250,000
Total Unvested	96,392,720		91,392,720
Mr. Geoffrey Kempler [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	19,000,000		5,000,000		5,000,000
Granted as Remuneration			14,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested During the year			14,000,000
Ending of the year	19,000,000		19,000,000		5,000,000
Total Vested and Exercisable	19,000,000		19,000,000		5,000,000
Total Unvested
Mr. Lawrence Gozlan [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	8,250,000		1,250,000		1,250,000
Granted as Remuneration			7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested During the year			7,000,000
Ending of the year	8,250,000		8,250,000		1,250,000
Total Vested and Exercisable	8,250,000		8,250,000		1,250,000
Total Unvested
Mr. Brian Meltzer [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	8,250,000		1,250,000		1,250,000
Granted as Remuneration			7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested During the year			7,000,000
Ending of the year	8,250,000		8,250,000		1,250,000
Total Vested and Exercisable	8,250,000		8,250,000		1,250,000
Total Unvested
Mr. Peter Marks [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	8,250,000		1,250,000		1,250,000
Granted as Remuneration			7,000,000
Options Exercised
Options Expired
Options Forfeited
Net Change Other
Options Vested During the year			7,000,000
Ending of the year	8,250,000		8,250,000		1,250,000
Total Vested and Exercisable	8,250,000		8,250,000		1,250,000
Total Unvested
Dr. David Sinclair [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	7,000,000	[1]
Granted as Remuneration		[1]	7,000,000
Options Exercised		[1]
Options Expired		[1]
Options Forfeited	(7,000,000)	[1]
Net Change Other		[1]
Options Vested During the year		[1]	7,000,000
Ending of the year		[1]	7,000,000	[1]
Total Vested and Exercisable		[1]	7,000,000
Total Unvested		[1]
Mr. Tristan Edwards [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	7,000,000	[1]
Granted as Remuneration		[1]	7,000,000
Options Exercised		[1]
Options Expired		[1]
Options Forfeited	(7,000,000)	[1]
Net Change Other		[1]
Options Vested During the year		[1]	7,000,000
Ending of the year		[1]	7,000,000	[1]
Total Vested and Exercisable		[1]	7,000,000
Total Unvested		[1]
Ms. Kathryn Andrews [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	500,000		500,000		500,000
Granted as Remuneration	5,000,000
Options Exercised
Options Expired	(500,000)
Options Forfeited
Net Change Other
Options Vested During the year
Ending of the year	5,000,000		500,000		500,000
Total Vested and Exercisable			500,000		500,000
Total Unvested	5,000,000
Dr. David Stamler [Member]
Related Party Transactions (Details) - Schedule of share options of the company [Line Items]
Beginning of the year	95,392,720		4,000,000		4,000,000
Granted as Remuneration			91,392,720
Options Exercised
Options Expired	(4,000,000)
Options Forfeited
Net Change Other
Options Vested During the year
Ending of the year	913,927,200		95,392,720		4,000,000
Total Vested and Exercisable			4,000,000		4,000,000
Total Unvested	91,392,720		91,392,720

[1]	David Sinclair and Tristan Edwards resigned on January 4, 2022.